Short Term Bank Loans - Schedule of Outstanding Balance of Short-Term Bank Loans (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Short term bank loans	$ 3,877,084	$ 3,943,718	$ 2,609,755	$ 4,393,811
Loan from Bank of Communication [Member]
Short-Term Debt [Line Items]
Short term bank loans	2,465,990	2,816,942
Loan from SPD Bank [Member]
Short-Term Debt [Line Items]
Short term bank loans	$ 1,411,094	$ 1,126,776